Offerings	Sep. 15, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.0001 per share, to be sold by the Registrant
Amount Registered | shares	2,012,500
Proposed Maximum Offering Price per Unit	4.00
Maximum Aggregate Offering Price	$ 8,050,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,111.70
Offering Note	Pursuant to Rule 416 under the Securities Act, there are also being registered such indeterminate number of additional Ordinary Shares as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions. Includes up to $3,750,000 of Ordinary Shares which the underwriters have the option to purchase to cover over-allotments. The registration fee for securities is based on an estimate of the Proposed Maximum Aggregate Offering Price of the securities, assuming the sale of the maximum number of shares at the highest expected offering price, and such estimate is solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended Represents fees previously paid in connection with the Registration Statement on Form F-1 (No. 333-291997) filed with the SEC on December 8, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Representative's warrants to purchase Ordinary shares
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Represents fees previously paid in connection with the Registration Statement on Form F-1 (No. 333-291997) filed with the SEC on December 8, 2025.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.0001 per share, issuable upon exercise of the Representative's warrants at 120% of the public offering price
Amount Registered | shares	359,375
Proposed Maximum Offering Price per Unit	4.80
Maximum Aggregate Offering Price	$ 1,725,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 238.22
Offering Note	Represents fees previously paid in connection with the Registration Statement on Form F-1 (No. 333-291997) filed with the SEC on December 8, 2025.
Offering: 4
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.0001 per share, to be sold by the Registrant
Amount Registered | shares	3,450,000
Proposed Maximum Offering Price per Unit	4.00
Maximum Aggregate Offering Price	$ 13,800,000.00
Amount of Registration Fee	$ 1,905.78
Offering Note	The Total Offering Amount reflect reduction of the Proposed Maximum Offering Price Per Unit for the 3,450,000 shares from $6.00 to $4.00 per share. Represents fees previously paid in connection with the Registration Statement on Form F-1 (No. 333-291997) filed with the SEC on December 8, 2025.
Offering: 5
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.0001 per share, to be sold by the Registrant
Amount Registered | shares	1,725,000
Proposed Maximum Offering Price per Unit	4.00
Maximum Aggregate Offering Price	$ 6,900,000.00
Amount of Registration Fee	$ 952.89